FINANCIAL RISK MANAGEMENT - Schedule of Foreign Currency Exposure (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets:
Current Assets		$ 2,946	$ 4,764
Non-current assets		21,079	18,823
Total assets		24,025	23,587
Liabilities:
Current Liabilities		7,668	7,648
Total liabilities		22,020	21,365
Non-controlling interests		3,304	3,475
Net investment attributable to Brookfield Infrastructure	[1]	(1,299)	(1,253)
Total
Assets:
Current Assets		1,368	3,482	$ 1,494
Non-current assets		21,079	18,823	21,105
Total assets		22,447	22,305	22,599
Liabilities:
Current Liabilities		2,389	2,871	1,920
Non-current liabilities		14,352	13,717	13,482
Total liabilities		16,741	16,588	15,402
Non-controlling interests		3,304	3,475	4,467
Net investment attributable to Brookfield Infrastructure		2,402	2,242	2,730
USD
Assets:
Current Assets		370	2,325	419
Non-current assets		10,872	10,002	11,947
Total assets		11,242	12,327	12,366
Liabilities:
Current Liabilities		1,065	1,563	982
Non-current liabilities		5,899	6,213	6,639
Total liabilities		6,964	7,776	7,621
Non-controlling interests		3,335	3,496	3,586
Net investment attributable to Brookfield Infrastructure		943	1,055	1,159
GBP
Assets:
Current Assets		331	273	318
Non-current assets		7,046	5,882	5,580
Total assets		7,377	6,155	5,898
Liabilities:
Current Liabilities		611	561	387
Non-current liabilities		4,503	3,725	3,744
Total liabilities		5,114	4,286	4,131
Non-controlling interests		449	372	348
Net investment attributable to Brookfield Infrastructure		1,814	1,497	1,419
BRL
Assets:
Current Assets		652	871	747
Non-current assets		3,157	2,936	3,576
Total assets		3,809	3,807	4,323
Liabilities:
Current Liabilities		707	745	549
Non-current liabilities		3,950	3,779	3,099
Total liabilities		4,657	4,524	3,648
Non-controlling interests		(489)	(402)	526
Net investment attributable to Brookfield Infrastructure		(359)	(315)	149
EUR & Others
Assets:
Current Assets		15	13	10
Non-current assets		4	3	2
Total assets		19	16	12
Liabilities:
Current Liabilities		6	2	2
Non-current liabilities		0	0	0
Total liabilities		6	2	2
Non-controlling interests		9	9	7
Net investment attributable to Brookfield Infrastructure		$ 4	$ 5	$ 3

[1]	Common equity following the Arrangement is attributable to the partnership as a result of the partnership holding all of the class B shares issued by our company. Common equity prior to the Arrangement is attributable to the partnership as a result of the partnership holding all of the class C shares issued by BIHC. Please refer to Note 3(b), Material Accounting Policy Information, for further details.